Intangible Assets, Net	12 Months Ended
May 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
8.	INTANGIBLE ASSETS, NET
Intangible assets, net, consisted of the following:

	As of May 31,
	2021	2022
	US$	US$
Intangible assets with indefinite lives:
Trademark	257	245
Intangible assets with finite lives:
Trademark	9,064	8,760
Courseware	130	124
Student base	13,358	12,824
Favorable lease	737	703
License	415	415

	23,961	23,071

Less: accumulated amortization	(18,039)	(19,972)
Exchange differences	(1,086)	(299)

	4,836	2,800

Amortization expenses for the intangible assets for the years ended May 31, 2020, 2021 and 2022, were US$4,530, US$4,524 and US$1,933, respectively. As of May 31, 2022, the Group expects to recognize amortization expenses of US$1,309, US$625, US$237, US$204, and US$112, for the next five years, respectively, and US$68 thereafter.
The Group recorded an impairment of nil, US$2,936 and nil for the years ended May 31, 2020, 2021 and 2022, respectively.